Consolidated Statements of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income calculated using the effective interest method
Loan portfolio	$ 22,463,395	$ 23,740,386	$ 24,427,394
Cash and cash equivalents and other accounts receivable	505,965	626,827	926,083
Investments in debt securities	2,949,838	2,604,689	2,298,222
Total interest income	25,919,198	26,971,902	27,651,699
Interest expense
Deposits	(13,089,554)	(14,613,237)	(15,711,661)
Financial obligations	(4,958,313)	(5,431,254)	(6,044,788)
Total interest expense	(18,047,867)	(20,044,491)	(21,756,449)
Net interest income	7,871,331	6,927,411	5,895,250
Impairment losses net of recoveries
Loans and other accounts receivable	(4,268,227)	(4,615,595)	(4,596,012)
Other financial assets	(6,928)	(4,988)	10,759
Recovery of charged-off financial assets	736,255	574,260	555,774
Impairment losses net of recoveries	(3,538,900)	(4,046,323)	(4,029,479)
Net interest income, after impairment losses	4,332,431	2,881,088	1,865,771
Income from commissions and fees	4,784,225	4,477,604	4,215,764
Expenses from commissions and fees	(1,124,180)	(1,001,625)	(974,250)
Net income from commissions and fees	3,660,045	3,475,979	3,241,514
Income from sales of goods and services	10,396,794	11,048,600	11,223,556
Costs and expenses of sales goods and services	(8,309,074)	(8,571,245)	(8,005,597)
Gross profit from sales of goods and services	2,087,720	2,477,355	3,217,959
Net trading income (loss)	1,402,013	1,401,734	(919,165)
Net income from other financial instruments mandatorily at fair value through profit or loss	623,163	350,919	323,685
Other income	1,415,753	646,177	3,568,825
Other expenses	(8,899,891)	(8,125,461)	(7,875,408)
Net income before tax expense	4,621,234	3,107,791	3,423,181
Income tax expense	(1,432,708)	(941,978)	(1,309,073)
Net income from continuing operations	3,188,526	2,165,813	2,114,108
Net income from discontinued operations, net of tax	26,646	25,664	63,008
Net income for the year	3,215,172	2,191,477	2,177,116
Net income attributable to owners of the parent
Net income for the period from continuing operations	1,703,506	997,398	695,574
Net income for the period from discontinued operations	18,366	17,689	43,429
Owners of the parent	1,721,872	1,015,087	739,003
Net income attributable to non-controlling interests
Net income for the period from continuing operations	1,485,020	1,168,415	1,418,534
Net income for the period from discontinued operations	8,280	7,975	19,579
Non-controlling interests	1,493,300	1,176,390	1,438,113
Net income for the year	$ 3,215,172	$ 2,191,477	$ 2,177,116
Net income per share basic (in Colombian pesos) see note 25	$ 72.52	$ 42.75	$ 31.12
Net income per share diluted (in Colombian pesos) see note 25	$ 72.52	$ 42.75	$ 31.12